Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2018	May 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 710,110	$ 503,999
Less: accumulated depreciation	(275,940)	(243,035)
Exchange differences	(15,499)	7,182
Construction in progress	30,921	14,654
Property and equipment, net	449,592	282,800
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	156,324	141,477
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,936	8,618
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	128,670	88,671
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65,227	48,385
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 349,953	$ 216,848